General information	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
General information
General information
As used herein, and unless otherwise required by the context, the terms “North Atlantic”, “North Atlantic Drilling” or "NADL" refer to North Atlantic Drilling Ltd. and the terms “Company”, “we”, “Group”, “us” and words of similar import refer to North Atlantic Drilling and its consolidated companies for the periods that are consolidated and the consolidated group for the periods that are consolidated. The use herein of such terms as group, organization, we, us, our and its, or references to specific entities, is not intended to be a precise description of corporate relationships. The Company was a Norwegian Over The Counter (N-OTC) listed company at December 31, 2013. On January 29, 2014 the Company was listed on the New York Stock Exchange. The NYSE has determined that our common stock is no longer suitable for listing pursuant to Listed Company Manual Section 802.01D because of our announcement on September 12, 2017 that the Company and other consolidated subsidiaries of Seadrill filed prearranged Chapter 11 cases in the Southern District of Texas. In reaching its delisting determination, NYSE Regulation noted that the shareholders of the Company will receive no recovery and therefore continued listing was no longer suitable. The NYSE suspended trading in our common stock prior to the open of markets on September 13, 2017 and subsequently delisted our common stock.

The Company was formed as a wholly owned subsidiary of Seadrill Limited (“Seadrill” or “the Parent”) on February 10, 2011, under the laws of Bermuda to acquire certain continuing businesses of Seadrill in the North Atlantic region. We were registered on the N-OTC list on February 24, 2011. Following the Initial Public offering in January 2014, Seadrill owns 70.4% of the Company.

Through the acquisition of certain Seadrill subsidiaries and investment in newbuildings, the Company has developed into a leading offshore drilling contractor in the North Atlantic Area. As of December 31, 2017, we owned seven offshore drilling rigs, consisting of one drillship, three jack-up rigs and three semi-submersible rigs, for operations in harsh environments. In addition, one semi-submersible rig, the West Rigel, is classified as an asset held for sale as at December 31, 2017.

Basis of presentation
Our Consolidated Financial Statements are presented in accordance with generally accepted accounting principles in the United States of America ("U.S. GAAP"). The amounts are presented in United States dollars ("U.S. dollar") rounded to the nearest million, unless otherwise stated.

The accompanying Consolidated Financial Statements present the financial position of NADL, the consolidated subsidiaries and the group’s interest in associated entities. Investments in companies in which we directly or indirectly hold more than 50% of the voting control are consolidated in the financial statements, as well as certain variable interest entities of which the Company is deemed to be the primary beneficiary. All inter-company balances and transactions are eliminated.

Bankruptcy accounting
North Atlantic Drilling Limited and certain of its direct and indirect consolidated subsidiaries (the “Debtors”) filed voluntary petitions on September 12, 2017 (the "Petition Date") to commence prearranged reorganization proceedings under Chapter 11 of title XI of the United States Bankruptcy Code (“Bankruptcy Code”) in the Southern District of Texas (the “Bankruptcy Court”) [case number 17-60079]. The Debtors also commenced a provisional liquidation proceeding in Bermuda on behalf of the Bermudian entities. During the pendency of the Chapter 11 Proceedings, the Debtors will operate its business as “debtor-in-possession” under the jurisdiction of the Bankruptcy Court and in accordance with the applicable provision of the Bankruptcy Code. Read Note 3 for a discussion of the Chapter 11 proceedings.

The consolidated financial statements have been prepared as if we are a going concern and reflect the application of Accounting Standards Codification 852, Reorganizations ("ASC 852). ASC 852 requires that the financial statements, for periods subsequent to filing bankruptcy petitions, distinguish transactions and events that are directly associated with the reorganization from the ongoing operations of the business. Accordingly, certain expenses, gains and losses that are realized or incurred in the bankruptcy proceedings are recorded in “Reorganization items, net" on the Company’s Consolidated Statements of Operations. In addition, ASC 852 provides for changes in the accounting and presentation of significant items on the consolidated balance sheets, particularly liabilities. Pre-petition obligations that may be impacted by the Chapter 11 reorganization process have been classified on the consolidated balance sheets in liabilities subject to compromise. These liabilities are reported at the amounts expected to be allowed by the Bankruptcy Court, even if they may be settled for lesser amounts.

Going concern
The Company’s consolidated financial statements have been prepared on a going concern basis and contemplate the realization of assets and satisfaction of liabilities in the normal course of business. The Company’s going concern assumption is based on management’s expectation that the current restructuring program, described in Note 3, will alleviate the primary conditions that raise substantial doubt about our ability to continue as a going concern when completed. Furthermore, our business operations are unaffected by the Chapter 11 Proceedings and the restructuring efforts, and we expect to meet our ongoing customer and business counterparty obligations during the course of the proceedings.

We have been engaged in discussions with our banks, potential new investors, existing stakeholders and bondholders in order to restructure our secured credit facilities and unsecured liabilities and infuse our balance sheet with new capital. These collaborative efforts resulted in the signing of a Restructuring Support and Lock-Up Agreement (“RSA”) on September 12, 2017, subsequently amended on February 26, 2018, which provides for several conditions to be met in order to fully effectuate the intended restructuring. Although we anticipate that our restructuring plan will address our liquidity concerns, uncertainty remains over the Bankruptcy court's approval of our plan of reorganization, and therefore substantial doubt exists over the ability to continue as a going concern for twelve months after the date the financial statement are issued.
The consolidated financial statements do not include any adjustments that might result from the outcome of the going concern uncertainty. Upon emergence from Chapter 11 proceedings adjustments to the carrying values and classifications of our assets and liabilities and the reported amounts of income and expenses could be required and could be material.
For further details of management’s plan to alleviate substantial doubt of going concern, refer to Note 3.

Basis of consolidation
The Consolidated Financial Statements include the assets and liabilities of the Company, its majority owned and controlled subsidiaries and certain variable interest entities, (“VIE's") in which the Company is deemed to be the primary beneficiary.

A VIE is defined in ASC Topic 810 "Consolidation" ("ASC810") as a legal entity where either (a) the total equity at risk is not sufficient to permit the entity that most significantly impact on its activities without additional subordinated support; (b) equity interests holders as a group lack either i) the power to direct the activities of the entity that most significantly impact on its economic success, ii) the obligation to absorb the expected losses of the entity, or iii) the right to receive the expected residual return of the entity; or (c) the voting rights of some investors in the entity are not proportional to their economic interests and the activities of the entity involve or are conducted on behalf of an investor with disproportionately small voting interests.

ASC 810 requires a variable interest entity to be consolidated by its primary beneficiary, being the interest holder, if any, which has both (1) the power to direct the activities of the entity which most significantly impact on the entity`s economic performance, and (2) the right to receive benefits or the obligation to absorb losses from the entity which could potentially be significant to the entity.

We evaluate a VIE, in order to determine whether we are the primary beneficiary of the entity, and where it is determined that we are the primary beneficiary we fully consolidate the entity.

Intercompany transactions and internal sales have been eliminated on consolidation. Unrealized gains and losses arising from transactions with associates are eliminated to the extent of the Company`s interest in the entity.

Reverse stock split and capital reduction
In December 2015 the shareholders in a special general meeting approved a capital reorganization including a 1-for-10 reverse stock split of the Company's issued and outstanding common shares and reducing par value from $5.00 to $0.10. In addition, the total authorized share capital was reduced from $2,000.0 million to $10.0 million.

As a result of the capital restructuring the number of shares outstanding has fallen from 241,142,651 to 24,114,232. As a result, the issued share capital of the Company has fallen from $1,205.7 million to $2.4 million and the contributed surplus has been increased by $1,203.3 million. Refer to Note 17 "Common Share Capital" for more information.